Long-term debt - Amended 2012 credit agreement (Details) € in Thousands, $ in Thousands	1 Months Ended
	Nov. 26, 2014 USD ($)	Oct. 30, 2012 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
2012 Credit Agreement
Long-term debt
Maximum amount available | $		$ 3,850,000
Borrowings term (in years)		5 years
Amended 2012 Credit Agreement
Long-term debt
Maximum amount available	$ 4,400,000			€ 3,183,030		€ 3,280,065
Extended borrowings term (in years)	2 years
Balance outstanding				€ 1,905,355		€ 1,894,039
Amended 2012 Credit Agreement | Weighted average | USD
Long-term debt
Borrowings, interest rate			3.24%	3.24%	3.53%	3.53%
Amended 2012 Credit Agreement | Weighted average | EUR
Long-term debt
Borrowings, interest rate			0.93%	0.93%	0.81%	0.81%
Revolving credit facility USD
Long-term debt
Maximum amount available			$ 900,000	€ 801,139	$ 900,000	€ 786,026
Balance outstanding			138,700	123,464
Letters of credit outstanding			1,135	1,010	1,690	1,476
Revolving credit facility EUR
Long-term debt
Maximum amount available				600,000		600,000
USD term loan 5-year
Long-term debt
Maximum amount available			1,230,000	1,094,891	1,350,000	1,179,039
Quarterly repayment | $			30,000
Balance outstanding			$ 1,230,000	1,094,891	$ 1,350,000	1,179,039
EUR term loan 5-year
Long-term debt
Maximum amount available				287,000		315,000
Quarterly repayment				7,000
Balance outstanding				287,000		315,000
EUR term loan 3-year
Long-term debt
Maximum amount available				400,000		400,000
Balance outstanding				€ 400,000		€ 400,000